Income taxes (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income taxes [Abstract]
Statutory income tax rate (as a percent)			0.00%
Effective income tax rate (as a percent)	14.80%	(3.20%)	28.90%	(5.50%)